Fair value measurements - Schedule of Changes in Level 3 Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value measurements
Balance at the beginning	$ 63,918	$ 21,299
Reclassification		42,619
Unrealized fair value change recognized in other comprehensive loss	$ (23,108)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	OCI, Debt Securities, Available-for-Sale, Gain (Loss), after Adjustment and Tax
Foreign currency exchange (losses) gains, net	$ (10)
Balance at the end	$ 40,800	$ 63,918